Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	₩ 404,945	₩ 788,106
Business combination		(343,581)
Profit or loss		(151,869)	(371,561)
Other comprehensive income (loss)		(142,844)	(11,600)		₩ 75,551
Ending balance		(233,349)	404,945	[1]	788,106	[1]
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	37,501	412,299
Business combination		(343,581)
Profit or loss		(104,436)	(363,198)
Other comprehensive income (loss)		(142,844)	(11,600)
Ending balance		(553,360)	37,501	[1]	412,299	[1]
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(255,336)	(202,069)
Business combination		(62,077)
Profit or loss		(14,266)	(53,267)
Other comprehensive income (loss)		0	0
Ending balance		(331,679)	(255,336)	[1]	(202,069)	[1]
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(24,139)	(19,267)
Business combination		0
Profit or loss		(2,185)	(4,872)
Other comprehensive income (loss)		0	0
Ending balance		(26,324)	(24,139)	[1]	(19,267)	[1]
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	48,277	(47,548)
Business combination		9,284
Profit or loss		(20,972)	79,000
Other comprehensive income (loss)		(56,654)	16,825
Ending balance		(20,065)	48,277	[1]	(47,548)	[1]
Securities at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	177,358	307,729
Business combination		(554,017)
Profit or loss		425,491	(47,548)
Other comprehensive income (loss)		(130,344)	(82,823)
Ending balance		(81,512)	177,358	[1]	307,729	[1]
Investment in associates
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	24,743	24,918
Business combination		0
Profit or loss		(5,937)	3,205
Other comprehensive income (loss)		(48)	(3,380)
Ending balance		18,758	24,743	[1]	24,918	[1]
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(161,996)	(163,313)
Business combination		0
Profit or loss		10,950	1,317
Other comprehensive income (loss)		0	0
Ending balance		(151,046)	(161,996)	[1]	(163,313)	[1]
Derivatives
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	111,751	(70,828)
Business combination		(1,132)
Profit or loss		(97,147)	171,000
Other comprehensive income (loss)		7,533	11,579
Ending balance		21,005	111,751	[1]	(70,828)	[1]
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	28,036	27,904
Business combination		0
Profit or loss		2,605	132
Other comprehensive income (loss)		0	0
Ending balance		30,641	28,036	[1]	27,904	[1]
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	132,689	171,310
Business combination		15,298
Profit or loss		(2,493)	(38,621)
Other comprehensive income (loss)		0	0
Ending balance		145,494	132,689	[1]	171,310	[1]
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	447,658	408,266
Business combination		4,805
Profit or loss		33,321	6,965
Other comprehensive income (loss)		20,348	32,427
Ending balance		506,132	447,658	[1]	408,266	[1]
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(446,323)	(411,935)
Business combination		(4,610)
Profit or loss		(57,165)	(37,117)
Other comprehensive income (loss)		958	2,729
Ending balance		(507,140)	(446,323)	[1]	(411,935)	[1]
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	194,475	191,298
Business combination		2,283
Profit or loss		16,297	3,177
Other comprehensive income (loss)		0	0
Ending balance		213,055	194,475	[1]	191,298	[1]
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	29,157	23,929
Business combination		42,234
Profit or loss		8,623	5,228
Other comprehensive income (loss)		0	0
Ending balance		80,014	29,157	[1]	23,929	[1]
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(49,713)	(52,886)
Business combination		0
Profit or loss		0	3,173
Other comprehensive income (loss)		0	0
Ending balance		(49,713)	(49,713)	[1]	(52,886)	[1]
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(465)	(529)
Business combination		0
Profit or loss		64	64
Other comprehensive income (loss)		0	0
Ending balance		(401)	(465)	[1]	(529)	[1]
Deemed dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	0	5,317
Business combination		0
Profit or loss		0	(5,317)
Other comprehensive income (loss)		0	0
Ending balance		0	0	[1]	5,317	[1]
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	21,711	11,904
Business combination		0
Profit or loss		15,107	9,807
Other comprehensive income (loss)		0	0
Ending balance		36,818	21,711	[1]	11,904	[1]
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(87,408)	(7,194)
Business combination		0
Profit or loss		130,225	(80,214)
Other comprehensive income (loss)		0	0
Ending balance		42,817	(87,408)	[1]	(7,194)	[1]
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	48,784	131,222
Business combination		0
Profit or loss		(10,716)	(82,438)
Other comprehensive income (loss)		0	0
Ending balance		38,068	48,784	[1]	131,222	[1]
Fictitious dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	1,325	4,990
Business combination		0
Profit or loss		16	(3,665)
Other comprehensive income (loss)		0	0
Ending balance		1,341	1,325	[1]	4,990	[1]
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	22,593	18,105
Business combination		0
Profit or loss		1,554	4,488
Other comprehensive income (loss)		0	0
Ending balance		24,147	22,593	[1]	18,105	[1]
Deficit carried over
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	0	1,505
Business combination		0
Profit or loss		0	(1,505)
Other comprehensive income (loss)		0	0
Ending balance		0	0	[1]	1,505	[1]
Other
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	(225,676)	59,471
Business combination		204,351
Profit or loss		(537,808)	(296,190)
Other comprehensive income (loss)		15,363	11,043
Ending balance		(543,770)	(225,676)	[1]	59,471	[1]
Expired unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		367,444	375,807
Business combination		0
Profit or loss		(47,433)	(8,363)
Other comprehensive income (loss)		0	0
Ending balance		320,011	367,444		375,807
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	367,444	375,807
Business combination		0
Profit or loss		(47,433)	(8,363)
Other comprehensive income (loss)		0	0
Ending balance		₩ 320,011	₩ 367,444	[1]	₩ 375,807	[1]

[1]	Changes in the scope of application of IFRS 9 and 15 have been reflected.